Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	ARCBEST CORPORATION
Entity Incorporation, State or Country Code	TX
Entity File Number	0-19969
Entity Tax Identification Number	71-0673405
Entity Address, Address Line One	8401 McClure Drive
Entity Address, City or Town	Fort Smith
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72916
City Area Code	479
Local Phone Number	785-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 Par Value
Trading Symbol	ARCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000894405
Amendment Flag	false